Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary Of Reconciliation Of Carrying Amount of Intangible Assets And Goodwill
i)
Reconciliation of carrying amount

	Goodwill	Trademark	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$
Cost
At January 1, 2022	712	—	1,644	107	2,463
Additions	—	—	—	5	5
Internally developed	—	—	—	15	15
Acquisition through business combination	163	69	—	1	233
Effects of movements in exchange rates	—	—	—	(1)	(1)
At December 31, 2022	875	69	1,644	127	2,715
Additions	—	—	—	1	1
Internally developed	—	—	—	28	28
Disposals/Write-off/Derecognition	—	—	—	(1)	(1)
Effects of movements in exchange rates	—	—	—	*	*
At December 31, 2023	875	69	1,644	155	2,743

	Goodwill	Trademark	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$
Accumulated amortization and impairment losses
At January 1, 2022	65	—	1,644	79	1,788
Amortization for the year	—	5	—	16	21
Impairment loss	3	—	—	—	3
Effects of movements in exchange rates	—	—	—	(1)	(1)
At December 31, 2022	68	5	1,644	94	1,811
Amortization for the year	—	5	—	12	17
Disposal/Derecognition	—	—	—	(1)	(1)
Effects of movements in exchange rates	—	—	—	*	*
At December 31, 2023	68	10	1,644	105	1,827
Carrying amounts
At January 1, 2022	647	—	—	28	675
At December 31, 2022	807	64	—	33	904
At December 31, 2023	807	59	—	50	916

* Amount less than $1 million

Summary Of Amortization Of Intangible Assets	iii) Amortization The amortization of intangible assets is primarily included in ‘Cost of revenue’ (see Note 21(iii)).

	2023	2022	2021
(in $ millions)	$	$	$
Amortization of intangible assets	17	21	236

Summary Of Impairment Testing For CGUs Containing Goodwill
iv)
Impairment testing for CGUs containing goodwill

For the purposes of impairment testing, goodwill has been allocated (net of impairment loss recognized) to the Group’s CGUs as follows:

	Note	2023	2022
(in $ millions)	reference	$	$
Goodwill allocated
Southeast Asia Ride Hailing CGUs	6(iv)(a)	606	606
Malaysia Mart CGU	6(iv)(b)	163	163
Indonesia Payment CGU	6(iv)(c)	34	34
Multiple units without significant goodwill		4	4

Summary Of Impairment Loss On Goodwill	Impairment losses on goodwill are included in ‘Other expenses’ (see Note 21(ii)).

	2023	2022	2021
(in $ millions)	$	$	$
Impairment loss on goodwill	—	3	8